Shareholders' Equity (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 5,592	$ 2,681	$ 5,815
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	416,840
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted	602,540
Vesting period	4 years